STOCKHOLDERS' DEFICIT (Narrative) (Details) - USD ($)					1 Months Ended					3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 03, 2020	Feb. 12, 2020	Aug. 15, 2019	Nov. 24, 2017	Feb. 20, 2020	Feb. 18, 2020	Aug. 28, 2019	Mar. 31, 2019	Jan. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock authorized										10,000,000		10,000,000		10,000,000			10,000,000	10,000,000				10,000,000
Issuance of common stock											$ 9,253,128			$ 9,250,000
Issuance of common stock, shares						1,350,000					1,542,188			1,542,188
Shares available for grant																	321,429
Common stock issued for services										$ 7,500	$ 7,500						$ 32,917	$ 73,708
Treasury stock										$ 157,452		$ 149,459		$ 157,452			$ 157,452	$ 149,459			$ 148,000
Treasury stock shares										1,324		457		1,324			1,324	457			235
Repurchase of common stock															$ 1,151		$ 7,993	$ 1,459
Options granted														310,290			8,572
Number of forfeited options														161,402			14,286
Warrants to purchase shares of common stock																					14,464,000
Proceeds from warrants exercise															$ 2,164,019		$ 2,318,020	195,000
Total compensation cost for stock options not yet recognized										$ 282,142		$ 22,200		$ 282,142			$ 29,298	$ 22,200
Common stock par value										$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001
Total compensation cost for stock options not yet recognized, period														1 year
Exercise price of stock option														$ 5.39			$ 14.00
Warrants expired, forfeited, cancelled or exercised														102,800
Strike price of the cancelled options														$ 14.00
ThinkEquity [Member]
Class of Stock [Line Items]
Issuance of common stock, shares		1,350,000
Common stock par value		$ 0.001
Public offering price		$ 6.00
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock											$ 1,542
Issuance of common stock, shares											1,542,188
Conversion of preferred stock																$ 750,000	$ 375,000
Common stock issued for services										$ 2	$ 2						$ 4	$ 4
Common stock issued for services, shares										1,632	1,611						4,523	3,729
Conversion of stock shares converted																107,142	53,571
Conversion of stock converted value																$ 750,000	$ 375,000
Warrant [Member]
Class of Stock [Line Items]
Exercise price										$ 9.00				9.00
Public offering price										$ 6.00				$ 6.00
Warrants expired, forfeited, cancelled or exercised																	338,575	21,429
Percentage of strike price										150.00%				150.00%
Over-Allotment Option [Member] | ThinkEquity [Member]
Class of Stock [Line Items]
Issuance of common stock, shares		202,500			192,188
Common stock par value					$ 6.00
Closing date of public offering		Feb. 18, 2020			Feb. 21, 2020
Employee stock options [Member]
Class of Stock [Line Items]
Exercise price										$ 4.74				$ 4.74
Expected term														2 years 6 months
Expected volatility														81.00%
Dividend yield
Risk free interest rate														0.255%
Day of issuance										$ 4.70				$ 4.70
Shareholder [Member]
Class of Stock [Line Items]
Issuance of common stock													$ 21,429
Issuance of common stock, shares													195,000
Exercise price								$ 9.10
Warrants to purchase shares of common stock								214,286
Proceeds from warrants exercise																	$ 1,650,000
Reduced exercise price								$ 7.70
Shareholder [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance of common stock													$ 21,429
Issuance of common stock, shares													195,000
Exercise price													$ 9.10
Shareholder [Member]
Class of Stock [Line Items]
Market value of stock repurchased																	$ 10.08	$ 7.00
Repurchase of common stock																	$ 115	$ 84
Shareholder [Member]
Class of Stock [Line Items]
Market value of stock repurchased																	$ 9.09	$ 6.30
Repurchase of common stock																	$ 753	$ 140
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized																	10,000,000
Preferred stock, shares issued																	15,000
Conversion price																	$ 7.00
Conversion of preferred stock																	$ 1,000
Conversion of stock converted value																	$ 1,000
Series B Convertible Preferred Stock [Member] | SPA [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				2,830
Exercise price				$ 1,000
Conversion of preferred stock				$ 2,830,000
Conversion of stock converted value				$ 2,830,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized										15,000		15,000		15,000			15,000	15,000
Preferred stock, shares issued				1,705						1,705		2,830		1,705			1,705	2,830
Preferred stock, shares outstanding				1,705						1,705		2,830		1,705			1,705	2,830
Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock, shares															9,878
Warrants to purchase shares of common stock								214,286							66,756	19,643	357
Proceeds from warrants exercise								$ 1,650,000							$ 514,020	$ 151,250	$ 2,750
Common stock issued for cashless exercise															46,571
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares converted																750	375
Employee Stock Options [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																	not exceed 10 years
Voting rights																	more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock																	$ 100,000
Employees and Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense														$ 199,070	$ 28,133		$ 44,874
Two Directors [Member]
Class of Stock [Line Items]
Options granted																	17,144
Board and Former Officer [Member]
Class of Stock [Line Items]
Number of forfeited options																	14,286
Board of Directors [Member]
Class of Stock [Line Items]
Exercise price	$ 4.74
Common stock issued for services							$ 19,167		$ 73,708								$ 13,750
Common stock issued for services, shares							2,484		3,729								2,039
Options granted	310,290		8,572							310,290				8,572
Number of forfeited options	161,402									161,402
Total compensation cost for stock options not yet recognized, period										1 year 9 months
Exercise price of stock option	$ 6.00		$ 14.00											$ 14.00
Stock option plan expense										$ 88,170				$ 370,312
Exercise Amount	$ 149,424
Board of Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price of stock option										$ 4.74
Vesting Period	9 months
Board of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price of stock option										$ 6.00
Vesting Period	21 months
Board of Directors [Member] | Before Reclassification [Member]
Class of Stock [Line Items]
Options granted	160,866
Number of forfeited options	536
Employees [Member]
Class of Stock [Line Items]
Exercise price												$ 14.00						$ 14.00
Common stock issued for services												$ 72,292
Common stock issued for services, shares												5,164
President and Chief Operating Officer [Member]
Class of Stock [Line Items]
Number of forfeited options															14,286
Shareholder [Member]
Class of Stock [Line Items]
Maximum number of shares was increased														321,429
2016 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards																	16,327
Shares available for grant																				178,572
2016 Equity Incentive Plan [Member] | Employees and Directors [Member]
Class of Stock [Line Items]
Shares available for grant																	163,010		160,152
2016 Plan [Member]
Class of Stock [Line Items]
Shares available for grant										178,572				178,572